Transfer of Assets - Summary of Carrying Amount and Fair Value (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Fair value of assets	$ 17,105	$ 16,847
Associated liabilities	$ 16,763	$ 16,746